Intangible Assets, net - Estimated Future Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 11,674
2024	15,080
2025	15,080
2026	15,080
2027 and beyond	237,152
Total	$ 294,066	$ 20,578